Stockholders’ Equity (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 17, 2022	Feb. 04, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized				100,000,000	100,000,000					100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, shares authorized				1,000,000	1,000,000					1,000,000
Preferred stock, per value (in Dollars per share)				$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares outstanding				3,006,250	3,006,250					2,875,000
Common stock, shares issued				3,006,250	3,006,250					2,875,000
Forfeited shares		373,750
Forfeited shares issued		2,501,250
Issuance of shares to directors (in Dollars)											$ 100,000
Subject to redemption shares				4,509,403	8,625,000					0
Subject to redemption per share (in Dollars per share)				$ 10.78
Aggregate gross purchase price (in Dollars)	$ 150,000,000
Number of share sold amount (in Dollars)				$ 2,000,000	$ 2,000,000
Weighted average price of common stock, percentage				96.00%	96.00%
Common stock value (in Dollars)				$ 1,500,000	$ 1,500,000
Sponsor forfeited shares		373,750
Founder shares outstanding		2,501,250
Over-Allotment Option [Member]
Stockholders’ Equity (Details) [Line Items]
Shares subject to forfeiture										375,000
Aggregate shares		326,250
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares outstanding			3,006,250	3,006,250	3,006,250	3,006,250	3,006,250	3,006,250	3,006,250	2,875,000		2,875,000
Common stock, shares issued										2,875,000
Common stock, shares outstanding				7,515,653	11,631,250
Sponsor forfeited shares			(373,750)		(373,750)
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares outstanding										2,875,000
Subject to redemption per share (in Dollars per share)					$ 10.32
Purchase Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock effective rate				400.00%	400.00%
Dividend rate				30.00%	30.00%